Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 208,085		$ 208,085		$ 207,291	$ 48,675
Accumulated depreciation		(56,301)		(56,301)		(31,113)	(17,770)
Property, plant and equipment, net		151,784		151,784		176,178	30,905
Depreciation expense		9,219	$ 2,471	26,125	$ 6,388	13,700	5,000	$ 3,300
Equity distribution to owners in the form of land and a building	$ 4,700					0	4,734	$ 0
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		2,812		2,812		4,614	416
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		17,600		17,600		19,394	0
Construction equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross						175,298	46,404
Office equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		3,449		3,449		2,994	1,451
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 5,985		$ 5,985		$ 4,991	$ 404